Summary of Significant Accounting Policies (Details) kr in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Foreign exchange (loss) gain			$ (1,966,000)		$ 2,452,000
Specific credit risk			$ (9)		9
Estimated depreciation period			5 years	5 years
Accrued liability			$ 5,000,000
Tax rate			22.00%	22.00%
Tax payment amount (in Kroner) | kr				kr 5.5
Tax loss amount (in Kroner) | kr				kr 25.0
Tax credits			$ 875		908
Research and development expense	$ 66,000	$ 362,000			$ 22,000
Accumulated foreign currency translation losses	(214,000)	(459,000)
Instrument specific credit risk losses	$ 0	$ (6,000)